Right of use assets - Summary of Disclosure of Detailed Information About Right of Use Assets (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Statement [line items]
Net book value at 1 January 2019	£ 1,071
Exchange adjustments	(36)
Additions through business combinations	79
Other additions	132
Depreciation	(214)
Disposals	(64)
Impairments	(2)
Net book value at 31 December 2019	966
Land and buildings [member]
Statement [line items]
Net book value at 1 January 2019	907
Exchange adjustments	(28)
Additions through business combinations	66
Other additions	60
Depreciation	(145)
Disposals	(37)
Impairments	(2)
Net book value at 31 December 2019	821
Plant and equipment [member]
Statement [line items]
Net book value at 1 January 2019	27
Exchange adjustments	(2)
Additions through business combinations	11
Other additions	1
Depreciation	(8)
Disposals	(20)
Reclassifications	13
Net book value at 31 December 2019	22
Vehicles [member]
Statement [line items]
Net book value at 1 January 2019	137
Exchange adjustments	(6)
Additions through business combinations	2
Other additions	71
Depreciation	(61)
Disposals	(7)
Reclassifications	(13)
Net book value at 31 December 2019	£ 123